Research, Development & Engineering	12 Months Ended
Dec. 31, 2020
Research, Development & Engineering
Research, Development & Engineering

NOTE F. RESEARCH, DEVELOPMENT & ENGINEERING

RD&E expense was $6,333 million in 2020, $5,989 million in 2019 and $5,379 million in 2018.

The company incurred total expense of $6,039 million, $5,657 million and $5,027 million in 2020, 2019 and 2018, respectively, for scientific research and the application of scientific advances to the development of new and improved products and their uses, as well as services and their application. Within these amounts, software-related expense was $3,732 million, $3,541 million and $3,050 million in 2020, 2019 and 2018, respectively.

Expense for product-related engineering was $295 million, $334 million and $352 million in 2020, 2019 and 2018, respectively.